Statement of Changes in Net Assets Available for Benefits - EBP 004	12 Months Ended
Jan. 31, 2026 USD ($)
Contributions:
Company	$ 9,659,789
Participant	10,838,208
Total contributions	20,497,997
Investment income :
Net appreciation in fair value of investments	26,347,011
Interest and dividends	5,440,399
Net investment income	31,787,410
Interest income on notes receivable from participants	717,655
Other, net	13,759
Total additions	53,016,821
Deductions
Benefits paid to participants	10,932,727
Administrative expenses	186,563
Fees on notes receivable from participants	88,215
Total deductions	11,207,505
Net increase	41,809,316
Beginning of year	180,197,331
End of year	$ 222,006,647